PROPERTY, PLANT AND EQUIPMENT - Schedule of Real Estate Assets, Private Equity and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 147,617
Right-of-use assets	4,200	$ 4,800
Balance, end of period	153,019	147,617
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	137,595
Balance, end of period	139,806	137,595
Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	37,939
Balance, end of period	42,879	37,939
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(27,917)
Balance, end of period	(29,666)	(27,917)
Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	345	384
Additions, net of disposals and assets reclassified as held for sale	61	11
Foreign currency translation	(3)	25
Fair value changes	(21)	(32)
Depreciation expenses	(47)	(43)
Impairment loss recognised in profit or loss, property, plant and equipment	(20)	0
Balance, end of period	315	345
Real Estate | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	543	562
Additions, net of disposals and assets reclassified as held for sale	13	(19)
Foreign currency translation	(11)	0
Fair value changes	0	0
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Balance, end of period	545	543
Real Estate | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	50	58
Additions, net of disposals and assets reclassified as held for sale	0	0
Foreign currency translation	0	24
Fair value changes	(21)	(32)
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	(20)	0
Balance, end of period	9	50
Real Estate | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(248)	(236)
Additions, net of disposals and assets reclassified as held for sale	48	30
Foreign currency translation	8	1
Fair value changes	0	0
Depreciation expenses	(47)	(43)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Balance, end of period	(239)	(248)
Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	15,835	15,666
Additions, net of disposals and assets reclassified as held for sale	359	1,425
Acquisitions through business combinations	32	239
Foreign currency translation	(1,008)	577
Depreciation expenses	(1,664)	(1,898)
Impairment loss recognised in profit or loss, property, plant and equipment	(167)	(174)
Balance, end of period	13,387	15,835
Private Equity and Other | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	22,470	21,548
Additions, net of disposals and assets reclassified as held for sale	(1,908)	(137)
Acquisitions through business combinations	32	239
Foreign currency translation	(1,277)	820
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Balance, end of period	19,317	22,470
Private Equity and Other | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(701)
Balance, end of period	(549)	(701)
Private Equity and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(5,934)	(5,271)
Additions, net of disposals and assets reclassified as held for sale	1,960	1,469
Acquisitions through business combinations	0	0
Foreign currency translation	257	(234)
Depreciation expenses	(1,664)	(1,898)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Balance, end of period	(5,381)	(5,934)
Private Equity and Other | Accumulated Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(701)	(611)
Additions, net of disposals and assets reclassified as held for sale	307	93
Acquisitions through business combinations	0	0
Foreign currency translation	12	(9)
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	(167)	(174)
Balance, end of period		(701)
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	8,100	6,800
Property, plant and equipment [member] | Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	$ 80	$ 86